UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Platinum Management (NY) LLC
Address: 152 West 57th Street, 4th Floor
         New York, NY 10019

13F File Number: 028-12968

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Oliver Jimenez
Title: Chief Compliance Officer
Phone: 212-582-2222

Signature,                                 Place,           and Date of Signing:

/s/ Oliver Jimenez                       New York, NY          August 12, 2011
-----------------------------------      ------------         -----------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  $168,893
                                         (thousands)

List of Other Included Managers:  NONE

                                    TITLE OF                   VALUE   SHARES/  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                      CLASS           CUSIP     (x$1000) PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
ACCENTURE PLC IRELAND               SHS CL A        G1151C101   2610     43200             SOLE                 43200
ADTRAN INC                          COM             00738A106    310      8000             SOLE                  8000
ALUMINA LTD                         SPONS ADR       022205108    154     68187             SOLE                 68187
AMAZON.COM INC                      COM             023135106    545      2665             SOLE                  2665
AMDOCS LTD                          ORD             G02602103    608     20000             SOLE                 20000
Analog Devices Inc                  COM             032654105    564     14400             SOLE                 14400
ARIAD PHARMACEUTICALS INC           COM             04033A100    238     21000             SOLE                 21000
ARM HOLDINGS PLC                    SPONS ADR       042068106    191      6720             SOLE                  6720
ARMOUR RESIDENTIAL REIT INC         WTS             042315119     20    510197             SOLE                510197
AVAGO TECHNOLOGIES                  COM             Y0486S104   6536    172000             SOLE                172000
BEBE STORES INC                     COM             075571109    126     20550             SOLE                 20550
BLACKBOARD INC                      COM             091935AA4  14564    335649             SOLE                335649
BMC SOFTWARE INC                    COM             055921100   4420     80800             SOLE                 80800
CAMBREX CORP                        COM             132011107    125     27066             SOLE                 27066
Cavium Inc                          COM             14965A101   1255     28800             SOLE                 28800
GROUPE CGI INC                      CL A            39945C109    237      9600             SOLE                  9600
CHECK POINT SOFTWARE TECH           ORD             M22465104    591     10400             SOLE                 10400
China Infrastructure INVT CO        COM             16944H107      7     66666             SOLE                 66666
CITRIX SYSTEMS INC                  COM             177376100   2560     32000             SOLE                 32000
CYPRESS SEMICONDUCTOR CORP          COM             232806109   5868    277600             SOLE                277600
DEMANDTEC INC                       COM             24823A102   1245    136802             SOLE                136802
DST SYSTEMS INC                     COM             233326107    845     16000             SOLE                 16000
E-COMMERCE CHINA DANGDANG INC       SPONS ADR       26833A105    243     21000             SOLE                 21000
EMC CORP                            COM             268648102   3196    116000             SOLE                116000
F5 NETWORKS INC                     COM             315616102    617      5600             SOLE                  5600
HISOFT TECHNOLOGY INTL LTD          SPONS ADR       43358R108   2449    167200             SOLE                167200
HYPERCOM CORP                       COM             44913M105   6095    620000             SOLE                620000
INTRALINKS HLDGS INC                COM             46118H104    276     16000             SOLE                 16000
JIAYUAN COM INTL LTD                SPONS ADR       477374102    172     15050             SOLE                 15050
JUNIPER NETWORKS INC                COM             48203R104    504     16000             SOLE                 16000
LOGMEIN INC                         COM             54142L109   1234     32000             SOLE                 32000
Longtop Financial Technologies      ADR             54318P108    331     17500             SOLE                 17500
LOOKSMART LTD                       COM             543442503    830    549700             SOLE                549700
MAXIM INTEGRATED PRODUCTS           COM             57772K101   1022     40000             SOLE                 40000
Medgenics Inc                       COM             58436Q203    588    205435             SOLE                205435
Medgenics Inc                       WTS             58436Q112      0     91678             SOLE                 91678
MELLANOX TECHNOLOGIES LTD           SHS             M51363113   2385     80002             SOLE                 80002
MICROSEMI CORP                      COM             595137100   1640     80000             SOLE                 80000
NEOPROBE CORP                       COM             640518106   7977   3034117             SOLE               3034117
NICE SYSTEMS LTD                    SPONS ADR       653656108  16871    464000             SOLE                464000
ON SEMICONDUCTOR CORPORATION        COM             682189105   3024    288800             SOLE                288800
OPENWAVE SYSTEMS INC                COM             683718308    183     80000             SOLE                 80000
PEGASYSTEMS INC                     COM             705573103   2979     64002             SOLE                 64002
PLANTRONICS INC                     COM             727493108   1286     35200             SOLE                 35200
QLIK TECHNOLOGIES INC               COM             74733T105   3815    112000             SOLE                112000
QUALCOMM INC                        COM             747525103   5543     97600             SOLE                 97600
RADWARE LTD                         COM             M81873107  10870    312000             SOLE                312000
SENSATA TECHNOLOGIES HLDG BV        SHS             N7902X106   1265     33600             SOLE                 33600
SMITHFIELD FOODS INC                COM             832248108    459     21000             SOLE                 21000
SPDR S&P 500 ETF                    TR UNIT         78462F103   3329     25228             SOLE                 25228
TERADATA CORP                       COM             88076W103   1541     25600             SOLE                 25600
TIBCO SOFTWARE INC                  COM             88632Q903   6965    240000             SOLE                240000
TOYOTA MOTOR CORP                   SP ADR          892331307    287      7000             SOLE                  7000
TYCO ELECTRONICS LTD                COM             H8912P106   4499    122400             SOLE                122400
VERIFONE HOLDINGS INC               COM             92342Y109   3193     72000             SOLE                 72000
VERINT SYS INC                      COM             92343X100  29175    787654             SOLE                787654
VERISIGN INC                        COM             92343E102    428     12800             SOLE                 12800